JFR
Nuveen Floating Rate Income Fund
Portfolio of Investments    October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	LONG-TERM INVESTMENTS – 159.9% (97.2% of Total Investments)
	VARIABLE RATE SENIOR LOAN INTERESTS – 142.7% (86.8% of Total Investments) (2)
	Aerospace & Defense – 2.4% (1.5% of Total Investments)
$1,990	MacDonald, Dettwiler and Associates, Ltd., Term Loan B	4.854%	3-Month LIBOR	2.750%	10/05/24	B	$1,766,816
5,916	Sequa Corporation, Term Loan B	7.187%	3-Month LIBOR	5.000%	11/28/21	B	5,844,972
2,135	Sequa Corporation, Term Loan, Second Lien	10.936%	3-Month LIBOR	9.000%	4/28/22	Caa2	2,075,119
2,870	Transdigm, Inc., Term Loan E	4.286%	1-Month LIBOR	2.500%	5/30/25	Ba3	2,852,156
968	Transdigm, Inc., Term Loan F	4.286%	1-Month LIBOR	2.500%	6/09/23	Ba3	964,722
1,293	Transdigm, Inc., Term Loan G, First Lien	4.286%	1-Month LIBOR	2.500%	8/22/24	Ba3	1,285,613
15,172	Total Aerospace & Defense						14,789,398
	Air Freight & Logistics – 0.6% (0.4% of Total Investments)
1,561	PAE Holding Corporation, Term Loan B	7.604%	3-Month LIBOR	5.500%	10/20/22	B+	1,567,440
2,166	XPO Logistics, Inc., Term Loan B	3.786%	1-Month LIBOR	2.000%	2/24/25	BBB-	2,172,487
3,727	Total Air Freight & Logistics						3,739,927
	Airlines – 2.1% (1.3% of Total Investments)
1,401	American Airlines, Inc., Replacement Term Loan	3.939%	1-Month LIBOR	2.000%	10/10/21	BB+	1,402,908
74	American Airlines, Inc., Term Loan 2025	3.554%	1-Month LIBOR	1.750%	6/27/25	BB+	73,380
2,640	American Airlines, Inc., Term Loan B	3.805%	1-Month LIBOR	2.000%	4/28/23	BB+	2,641,030
7,534	American Airlines, Inc., Term Loan B	3.921%	1-Month LIBOR	2.000%	12/14/23	BB+	7,534,468
1,000	WestJet Airlines, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Ba2	1,006,045
12,649	Total Airlines						12,657,831
	Auto Components – 1.4% (0.8% of Total Investments)
1,400	DexKo Global, Inc., Term Loan B	5.286%	1-Month LIBOR	3.500%	7/24/24	B1	1,383,250
3,500	Johnson Controls Inc., Term Loan B	5.300%	1-Month LIBOR	3.500%	4/30/26	BB	3,460,625
1,933	Superior Industries International, Inc., Term Loan B	5.786%	1-Month LIBOR	4.000%	5/23/24	B1	1,759,146
1,914	Trico Group, LLC, Initial Term Loan, First Lien	9.104%	3-Month LIBOR	7.000%	2/02/24	B	1,870,385
8,747	Total Auto Components						8,473,406
	Automobiles – 0.4% (0.2% of Total Investments)
997	Caliber Collision, Term Loan B	5.286%	1-Month LIBOR	3.500%	2/05/26	B1	1,002,612

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Automobiles (continued)
$1,474	Navistar, Inc., Term Loan B	5.420%	1-Month LIBOR	3.500%	11/06/24	Ba2	$1,461,783
2,471	Total Automobiles						2,464,395
	Beverages – 0.6% (0.4% of Total Investments)
3,576	Jacobs Douwe Egberts, Term Loan B	3.813%	1-Month LIBOR	1.750%	11/01/25	BB	3,587,713
	Biotechnology – 0.9% (0.5% of Total Investments)
5,362	Grifols, Inc., Term Loan B	4.086%	1-Week LIBOR	2.250%	1/31/25	BB+	5,377,542
	Building Products – 2.0% (1.2% of Total Investments)
1,975	ACProducts, Inc., Term Loan, First Lien	7.286%	1-Month LIBOR	5.500%	2/15/24	B+	1,881,187
435	Fairmount, Initial Term Loan	6.043%	3-Month LIBOR	4.000%	6/01/25	BB-	306,138
644	Ply Gem Industries, Inc., Term Loan B	5.664%	1-Month LIBOR	3.750%	4/12/25	B+	624,163
9,511	Quikrete Holdings, Inc., Term Loan B	4.536%	1-Month LIBOR	2.750%	11/15/23	BB-	9,485,330
12,565	Total Building Products						12,296,818
	Capital Markets – 2.2% (1.4% of Total Investments)
3,272	Capital Automotive LP, Term Loan, First Lien	4.290%	1-Month LIBOR	2.500%	3/24/24	B1	3,274,886
2,674	Capital Automotive LP, Term Loan, Second Lien	7.790%	1-Month LIBOR	6.000%	3/24/25	CCC+	2,687,750
7,646	RPI Finance Trust, Term Loan B6	3.786%	1-Month LIBOR	2.000%	4/17/23	BBB-	7,688,655
13,592	Total Capital Markets						13,651,291
	Chemicals – 0.3% (0.2% of Total Investments)
1,197	Ineos US Finance LLC, Term Loan	3.786%	1-Month LIBOR	2.000%	3/31/24	BBB-	1,185,801
574	Mineral Technologies, Inc., Term Loan B2	4.750%	N/A	N/A	5/07/21	BB+	574,178
1,771	Total Chemicals						1,759,979
	Commercial Services & Supplies – 3.5% (2.1% of Total Investments)
1,686	ADS Waste Holdings, Inc., Term Loan B	4.086%	1-Week LIBOR	2.250%	11/10/23	BB+	1,690,880
585	Brand Energy & Infrastructure Services, Inc., Term Loan B, First Lien	6.354%	3-Month LIBOR	4.250%	6/21/24	B-	569,669
1,600	Dun & Bradstreet Corp., Initial Term Loan	6.804%	1-Month LIBOR	5.000%	2/08/26	BB	1,606,496
696	Education Management LLC, Term Loan A, (5)	0.000%	N/A	N/A	7/02/20	N/R	6,960
1,006	Education Management LLC, Term Loan B, (5)	0.000%	N/A	N/A	7/02/20	N/R	1,358
9,273	Formula One Group, Term Loan B	4.286%	1-Month LIBOR	2.500%	2/01/24	B+	9,159,354
1,540	Garda World Security Corp, Term Loan B, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	BB+	1,533,902
2,475	GFL Environmental, Term Loan	4.786%	1-Month LIBOR	3.000%	5/31/25	B+	2,470,297
3,104	iQor US, Inc., Term Loan, First Lien	7.099%	3-Month LIBOR	5.000%	4/01/21	Caa1	2,589,140
500	iQor US, Inc., Term Loan, Second Lien	10.849%	3-Month LIBOR	8.750%	4/01/22	Caa3	369,377
420	KAR Auction Services, Inc., Term Loan B6	4.125%	1-Month LIBOR	2.250%	9/19/26	Ba2	422,218

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Commercial Services & Supplies (continued)
$848	Robertshaw US Holding Corp., Initial Term Loan, First Lien	5.063%	1-Month LIBOR	3.250%	2/28/25	B	$765,183
338	West Corporation, Incremental Term Loan B1	5.286%	1-Month LIBOR	3.500%	10/10/24	BB+	280,829
24,071	Total Commercial Services & Supplies						21,465,663
	Communications Equipment – 3.9% (2.4% of Total Investments)
7,589	Avaya, Inc., Term Loan B	6.171%	1-Month LIBOR	4.250%	12/15/24	BB-	7,261,638
5,960	CommScope, Inc., Term Loan B	5.036%	1-Month LIBOR	3.250%	4/04/26	Ba3	5,857,525
1,588	Mitel US Holdings, Inc., Term Loan, First Lien	6.532%	1-Month LIBOR	4.500%	11/30/25	B	1,412,328
707	MultiPlan, Inc., Term Loan B	4.854%	3-Month LIBOR	2.750%	6/07/23	B+	665,344
784	Plantronics, Term Loan B	4.286%	1-Month LIBOR	2.500%	7/02/25	Ba1	780,625
7,959	Univision Communications, Inc., Term Loan C5	4.536%	1-Month LIBOR	2.750%	3/15/24	B	7,699,771
24,587	Total Communications Equipment						23,677,231
	Construction & Engineering – 0.6% (0.3% of Total Investments)
1,895	KBR, Inc., Term Loan B	5.536%	1-Month LIBOR	3.750%	4/25/25	BB-	1,902,106
1,743	Traverse Midstream Partners, Term Loan B	5.800%	1-Month LIBOR	4.000%	9/27/24	B+	1,537,820
3,638	Total Construction & Engineering						3,439,926
	Consumer Finance – 0.5% (0.3% of Total Investments)
2,943	Verscend Technologies, Tern Loan B	6.286%	1-Month LIBOR	4.500%	8/27/25	B+	2,950,846
	Containers & Packaging – 0.7% (0.4% of Total Investments)
2,993	Berry Global, Inc., Term Loan U	4.439%	1-Month LIBOR	2.500%	7/01/26	BBB-	3,006,101
1,397	Berry Global, Inc., Term Loan W	3.878%	1-Month LIBOR	2.000%	10/01/22	BBB-	1,403,418
4,390	Total Containers & Packaging						4,409,519
	Distributors – 0.3% (0.2% of Total Investments)
320	Insurance Auto Actions Inc., Term Loan	4.063%	1-Month LIBOR	2.250%	6/28/26	BB+	321,634
1,540	SRS Distribution, Inc., Term Loan B	5.036%	1-Month LIBOR	3.250%	5/24/25	B	1,493,477
1,860	Total Distributors						1,815,111
	Diversified Consumer Services – 2.8% (1.7% of Total Investments)
5,760	Cengage Learning Acquisitions, Inc., Term Loan B	6.036%	1-Month LIBOR	4.250%	6/07/23	B	5,380,224
475	Education Management LLC, Elevated Term Loan B, (5)	7.612%	2-Month LIBOR	5.500%	7/02/20	N/R	4,752
5,649	Houghton Mifflin, Term Loan B, First Lien	4.786%	1-Month LIBOR	3.000%	5/29/21	B	5,627,684
2,978	Refinitiv, Term Loan B	5.536%	1-Month LIBOR	3.750%	10/01/25	BB+	2,995,931
2,862	Sotheby's, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B+	2,806,770
17,724	Total Diversified Consumer Services						16,815,361
	Diversified Financial Services – 2.1% (1.3% of Total Investments)
1,970	Blackstone CQP, Term Loan	5.656%	3-Month LIBOR	3.500%	9/30/24	B+	1,963,295

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Diversified Financial Services (continued)
$3,471	Ditech Holding Corp., Term Loan, (5)	0.000%	N/A	N/A	6/30/22	D	$1,416,801
1,591	Getty Images, Inc., Initial Dollar Term Loan	6.313%	1-Month LIBOR	4.500%	2/19/26	B2	1,552,932
3,125	Inmarsat Finance, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B1	3,082,516
747	Lions Gate Entertainment Corp., Term Loan B	4.036%	1-Month LIBOR	2.250%	3/24/25	Ba2	727,715
4,170	Travelport LLC, Term Loan B	7.104%	3-Month LIBOR	5.000%	5/30/26	B+	3,896,344
15,074	Total Diversified Financial Services						12,639,603
	Diversified Telecommunication Services – 7.9% (4.8% of Total Investments)
2,053	CenturyLink, Inc., Initial Term Loan A	4.536%	1-Month LIBOR	2.750%	11/01/22	BBB-	2,059,798
11,365	CenturyLink, Inc., Term Loan B	4.536%	1-Month LIBOR	2.750%	1/31/25	BBB-	11,266,651
7,230	Frontier Communications Corporation, Term Loan B	5.540%	1-Month LIBOR	3.750%	6/15/24	B	7,218,198
465	Intelsat Jackson Holdings, S.A., Term Loan B4	6.432%	6-Month LIBOR	4.500%	1/02/24	B1	471,582
744	Intelsat Jackson Holdings, S.A., Term Loan B5	6.625%	N/A	N/A	1/02/24	B1	763,655
6,283	Level 3 Financing, Inc., Term Loan B	4.036%	1-Month LIBOR	2.250%	2/22/24	BBB-	6,298,503
6,930	Numericable Group S.A., Term Loan B13	5.921%	1-Month LIBOR	4.000%	8/14/26	B	6,840,915
1,250	Windstream Corporation, DIP Term Loan	4.290%	1-Month LIBOR	2.500%	2/26/21	N/R	1,253,906
12,000	Ziggo B.V., Term Loan E	4.421%	1-Month LIBOR	2.500%	4/15/25	BB	11,872,920
48,320	Total Diversified Telecommunication Services						48,046,128
	Electric Utilities – 0.8% (0.5% of Total Investments)
1,181	ExGen Renewables, Term Loan	5.130%	3-Month LIBOR	3.000%	11/28/24	B	1,116,394
2,168	Vistra Operations Co., Term Loan B1	3.786%	1-Month LIBOR	2.000%	8/04/23	BBB-	2,177,174
1,593	Vistra Operations Co., Term Loan B3	3.889%	1-Month LIBOR	2.000%	12/31/25	BBB-	1,600,398
4,942	Total Electric Utilities						4,893,966
	Electronic Equipment, Instruments & Components – 0.4% (0.2% of Total Investments)
2,269	TTM Technologies, Inc., Term Loan B	4.532%	1-Month LIBOR	2.500%	9/28/24	BB+	2,234,961
	Entertainment – 0.5% (0.3% of Total Investments)
3,155	AMC Entertainment, Inc., Term Loan B, (DD1)	5.230%	6-Month LIBOR	3.000%	4/22/26	Ba2	3,157,300
	Equity Real Estate Investment Trust – 1.4% (0.8% of Total Investments)
8,522	Communications Sales & Leasing, Inc., Shortfall Term Loan	6.786%	1-Month LIBOR	5.000%	10/24/22	BB	8,225,051
	Food & Staples Retailing – 5.5% (3.3% of Total Investments)
16,139	Albertson's LLC, Term Loan B7	4.536%	1-Month LIBOR	2.750%	11/17/25	BB	16,237,784
2,860	Albertson's LLC, Term Loan B8	4.536%	1-Month LIBOR	2.750%	8/17/26	BB	2,877,079

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Food & Staples Retailing (continued)
$220	Del Monte Foods Company, Term Loan, First Lien	7.000%	Prime	2.250%	2/18/21	CCC+	$190,862
1,038	Hearthside Group Holdings LLC, Term Loan B	5.473%	1-Month LIBOR	3.688%	5/31/25	B	965,285
13,269	US Foods, Inc., Term Loan B	3.786%	1-Month LIBOR	2.000%	6/27/23	BB+	13,325,085
33,526	Total Food & Staples Retailing						33,596,095
	Food Products – 0.5% (0.3% of Total Investments)
1,287	American Seafoods Group LLC, Term Loan B	4.770%	1-Month LIBOR	2.750%	8/21/23	BB-	1,286,452
1,750	BellRing Brands, Term Loan, First Lien	6.786%	1-Month LIBOR	5.000%	10/21/24	B+	1,748,915
3,037	Total Food Products						3,035,367
	Health Care Equipment & Supplies – 0.6% (0.4% of Total Investments)
1,099	Greatbatch, New Term Loan B	4.980%	1-Month LIBOR	3.000%	10/27/22	B+	1,105,431
1,298	MedPlast, Term Loan, First Lien	5.854%	3-Month LIBOR	3.750%	7/02/25	B-	1,216,743
1,439	Vyaire Medical, Inc., Term Loan B	6.835%	3-Month LIBOR	4.750%	4/30/25	B3	1,288,396
3,836	Total Health Care Equipment & Supplies						3,610,570
	Health Care Providers & Services – 8.9% (5.4% of Total Investments)
1,860	Acadia Healthcare, Inc., Term Loan B3	4.286%	1-Month LIBOR	2.500%	2/11/22	Ba2	1,865,101
4,308	Air Medical Group Holdings, Inc., Term Loan B	5.096%	1-Month LIBOR	3.250%	4/28/22	B1	3,880,286
1,458	Air Methods Term Loan, First Lien	5.604%	3-Month LIBOR	3.500%	4/21/24	B	1,178,153
1,482	Ardent Health, Term Loan, First Lien	6.286%	1-Month LIBOR	4.500%	6/28/25	B1	1,484,896
2,329	Brightspring Health, Term Loan B	6.490%	1-Month LIBOR	4.500%	3/05/26	B1	2,328,272
1,244	Catalent Pharma Solutions, Inc., Dollar Term Loan B2	4.036%	1-Month LIBOR	2.250%	5/17/26	BB	1,247,015
1,018	Civitas Solutions, Term Loan B, (DD1)	6.040%	1-Month LIBOR	4.250%	3/08/26	B1	1,020,857
58	Civitas Solutions, Term Loan C	6.040%	1-Month LIBOR	4.250%	3/08/26	B1	58,620
1,383	Concentra, Inc., Term Loan B	4.540%	3-Month LIBOR	2.500%	6/01/22	B+	1,385,391
1,600	DaVita, Inc., Term Loan B	4.036%	1-Month LIBOR	2.250%	8/12/26	BBB-	1,606,072
2,683	Envision Healthcare Corporation, Initial Term Loan	5.536%	1-Month LIBOR	3.750%	10/10/25	B+	2,178,795
4,053	HCA, Inc., Term Loan B11	3.536%	1-Month LIBOR	1.750%	3/17/23	BBB-	4,073,117
1,237	HCA, Inc., Term Loan B12	3.536%	1-Month LIBOR	1.750%	3/13/25	BBB-	1,244,398
22	Heartland Dental Care, Inc., Delay Draw Facility, (6)	5.070%	N/A	5.070%	4/30/25	B2	21,392
977	Heartland Dental Care, Inc., Term Loan, First Lien	5.536%	1-Month LIBOR	3.750%	4/30/25	B2	951,085
573	Jordan Health, Initial Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B3	474,484
3,830	Kindred at Home Hospice, Term Loan B	5.563%	1-Month LIBOR	3.750%	7/02/25	B1	3,829,931
8,099	Lifepoint Health, Inc., Term Loan	6.304%	1-Month LIBOR	4.500%	11/16/25	B+	8,090,622

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Health Care Providers & Services (continued)
$2,130	Millennium Laboratories, Inc., Term Loan B, First Lien	8.286%	1-Month LIBOR	6.500%	12/21/20	Caa3	$942,558
10,735	Pharmaceutical Product Development, Inc., Term Loan B	4.286%	1-Month LIBOR	2.500%	8/18/22	Ba3	10,726,697
252	Quorum Health Corp., Term Loan B	8.677%	3-Month LIBOR	6.750%	4/29/22	B1	243,705
3,354	Select Medical Corporation, Term Loan B	4.580%	6-Month LIBOR	2.500%	3/06/25	Ba2	3,344,393
2,708	Team Health, Inc., Initial Term Loan	4.536%	1-Month LIBOR	2.750%	2/06/24	B+	2,105,795
369	Vizient, Inc., Term Loan B	4.286%	1-Month LIBOR	2.500%	5/06/26	BB-	370,201
57,762	Total Health Care Providers & Services						54,651,836
	Health Care Technology – 2.6% (1.6% of Total Investments)
8,530	Emdeon, Inc., Term Loan	4.286%	1-Month LIBOR	2.500%	3/01/24	B+	8,490,349
2,915	Onex Carestream Finance LP, Term Loan, First Lien	7.536%	1-Month LIBOR	5.750%	2/28/21	B1	2,810,249
2,351	Onex Carestream Finance LP, Term Loan, Second Lien	11.286%	1-Month LIBOR	9.500%	6/07/21	B-	2,256,922
2,450	Zelis, Term Loan B, (DD1)	6.536%	1-Month LIBOR	4.750%	9/30/26	B	2,428,563
16,246	Total Health Care Technology						15,986,083
	Hotels, Restaurants & Leisure – 17.4% (10.5% of Total Investments)
2,533	24 Hour Fitness Worldwide, Inc., Term Loan B	5.286%	1-Month LIBOR	3.500%	5/31/25	Ba3	1,967,224
1,166	Aramark Corporation, Term Loan	3.536%	1-Month LIBOR	1.750%	3/11/25	BBB-	1,169,227
985	Arby's Restaurant Group, Inc., Term Loan B	5.216%	3-Month LIBOR	3.250%	2/05/25	B+	979,011
767	Boyd Gaming Corporation, Refinancing Term Loan B	3.960%	1-Week LIBOR	2.250%	9/15/23	BB	769,466
21,352	Burger King Corporation, Term Loan B3	4.036%	1-Month LIBOR	2.250%	2/16/24	BB	21,418,730
7,276	Caesars Entertainment Operating Company, Inc., Term Loan B	3.786%	1-Month LIBOR	2.000%	10/06/24	BB	7,281,947
10,529	Caesars Resort Collection, Term Loan, First Lien	4.536%	1-Month LIBOR	2.750%	12/22/24	BB	10,388,745
499	Carrols Restaurant Group Inc., Term Loan B	5.060%	1-Month LIBOR	3.250%	4/30/26	B	488,775
856	CCM Merger, Inc., Term Loan B	4.036%	1-Month LIBOR	2.250%	8/09/21	BB	857,195
4,548	CityCenter Holdings LLC, Term Loan B	4.036%	1-Month LIBOR	2.250%	4/18/24	BB-	4,552,335
2,395	ClubCorp Operations, Inc., Term Loan B	4.854%	3-Month LIBOR	2.750%	9/18/24	B	2,115,245
3,997	Equinox Holdings, Inc., Term Loan B1	4.786%	1-Month LIBOR	3.000%	3/08/24	B+	3,989,570
972	Four Seasons Holdings, Inc., Term Loan B	3.786%	1-Month LIBOR	2.000%	11/30/23	BB+	977,090
10,742	Hilton Hotels, Term Loan B2	3.573%	1-Month LIBOR	1.750%	6/21/26	BBB-	10,799,208
3,801	Intrawest Resorts Holdings, Inc., Term Loan B	4.786%	1-Month LIBOR	3.000%	7/31/24	B1	3,817,294
2,975	Life Time Fitness, Inc., Term Loan B	4.874%	3-Month LIBOR	2.750%	6/15/22	BB-	2,967,903
3,296	MGM Growth Properties, Term Loan B	3.786%	1-Month LIBOR	2.000%	3/23/25	BBB-	3,309,846

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Hotels, Restaurants & Leisure (continued)
$1,250	MGM Resorts International, Term Loan A	3.710%	1-Week LIBOR	2.000%	12/21/23	BB+	$1,246,875
905	PCI Gaming, Term Loan B	4.786%	1-Month LIBOR	3.000%	5/31/26	BBB-	912,266
11,492	Scientific Games Corp., Initial Term Loan B5	4.536%	1-Month LIBOR	2.750%	8/14/24	Ba3	11,377,742
3,150	Seaworld Parks and Entertainment, Inc., Term Loan B5	4.786%	1-Month LIBOR	3.000%	3/31/24	B+	3,145,933
6,014	Stars Group Holdings, Term Loan B	5.604%	3-Month LIBOR	3.500%	7/10/25	B+	6,047,390
3,417	Station Casino LLC, Term Loan B	4.290%	1-Month LIBOR	2.500%	6/08/23	BB-	3,425,078
1,980	Wyndham International, Inc., Term Loan B	3.536%	1-Month LIBOR	1.750%	5/30/25	BBB-	1,991,553
106,897	Total Hotels, Restaurants & Leisure						105,995,648
	Household Durables – 0.3% (0.2% of Total Investments)
3,486	Serta Simmons Holdings LLC, Term Loan, First Lien	5.421%	1-Month LIBOR	3.500%	11/08/23	CCC+	2,075,738
	Household Products – 1.1% (0.7% of Total Investments)
980	Energizer Holdings, Term Loan B	4.313%	1-Month LIBOR	2.250%	1/02/26	BB+	980,612
2,350	KIK Custom Products Inc., Term Loan B2	5.804%	1-Month LIBOR	4.000%	5/15/23	B3	2,227,271
3,755	Reynolds Group Holdings, Inc., Term Loan, First Lien	4.536%	1-Month LIBOR	2.750%	2/05/23	B+	3,758,753
7,085	Total Household Products						6,966,636
	Industrial Conglomerates – 0.2% (0.1% of Total Investments)
1,477	Education Adisory Board, Term Loan, First Lien	5.736%	6-Month LIBOR	3.750%	9/29/24	B2	1,456,726
	Insurance – 2.3% (1.4% of Total Investments)
975	Acrisure LLC, Term Loan B	6.354%	3-Month LIBOR	4.250%	11/22/23	B	960,171
6,072	Alliant Holdings I LLC, Term Loan B	4.804%	1-Month LIBOR	3.000%	5/10/25	B	5,927,110
3,966	Asurion LLC, Term Loan B6	4.786%	1-Month LIBOR	3.000%	11/03/23	Ba3	3,975,327
3,327	Hub International Holdings, Inc., Term Loan B	4.940%	3-Month LIBOR	3.000%	4/25/25	B	3,259,156
14,340	Total Insurance						14,121,764
	Interactive Media & Services – 1.1% (0.7% of Total Investments)
5,536	Rackspace Hosting, Inc., Refinancing Term Loan B, First Lien, (DD1)	5.287%	3-Month LIBOR	3.000%	11/03/23	BB+	4,942,282
1,985	WeddingWire, Inc., Term Loan	6.286%	1-Month LIBOR	4.500%	12/21/25	B+	1,977,556
7,521	Total Interactive Media & Services						6,919,838
	Internet & Direct Marketing Retail – 0.9% (0.6% of Total Investments)
4,945	Uber Technologies, Inc., Term Loan	5.914%	1-Month LIBOR	4.000%	4/04/25	B1	4,887,539
739	Uber Technologies, Inc., Term Loan	5.304%	1-Month LIBOR	3.500%	7/13/23	B1	728,700
5,684	Total Internet & Direct Marketing Retail						5,616,239
	Internet Software & Services – 0.6% (0.4% of Total Investments)
1,940	Ancestry.com, Inc., Term Loan, First Lien	5.540%	1-Month LIBOR	3.750%	10/19/23	B	1,789,767

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Internet Software & Services (continued)
$1,311	Dynatrace, Term Loan, First Lien	6.750%	Prime	2.250%	8/23/25	B1	$1,317,539
2,448	SkillSoft Corporation, Term Loan, Second Lien	10.446%	6-Month LIBOR	8.250%	4/28/22	C	776,343
5,699	Total Internet Software & Services						3,883,649
	IT Services – 3.9% (2.4% of Total Investments)
3,092	Datto, Inc., Term Loan	6.036%	1-Month LIBOR	4.250%	4/02/26	B	3,123,172
1,005	DTI Holdings, Inc., Replacement Term Loan B1	6.677%	3-Month LIBOR	4.750%	9/30/23	B-	876,091
911	Gartner, Inc., Term Loan A	3.286%	1-Month LIBOR	1.500%	3/20/22	Ba1	911,716
627	Presidio, Inc., Term Loan B	4.854%	3-Month LIBOR	2.750%	2/02/24	B+	628,405
3,596	Sabre, Inc., Term Loan B	3.786%	1-Month LIBOR	2.000%	2/22/24	BB	3,606,944
851	Science Applications International Corporation, Term Loan B	3.536%	1-Month LIBOR	1.750%	10/31/25	BB+	853,338
3,500	Syniverse Holdings, Inc., Initial Term Loan, Second Lien	10.921%	1-Month LIBOR	9.000%	3/11/24	CCC	2,688,000
5,601	Syniverse Holdings, Inc., Term Loan C	6.921%	1-Month LIBOR	5.000%	3/09/23	B2	5,054,420
2,444	Tempo Acquisition LLC, Term Loan B	4.786%	1-Month LIBOR	3.000%	5/01/24	B1	2,448,845
2,704	West Corporation, Term Loan B	5.927%	3-Month LIBOR	4.000%	10/10/24	BB+	2,259,448
1,451	WEX, Inc., Term Loan B3	4.036%	1-Month LIBOR	2.250%	5/17/26	Ba2	1,459,367
25,782	Total IT Services						23,909,746
	Life Sciences Tools & Services – 0.8% (0.5% of Total Investments)
420	Inventiv Health, Inc., Term Loan B	3.786%	1-Month LIBOR	2.000%	8/01/24	BB	421,563
4,577	Parexel International Corp., Term Loan B	4.536%	1-Month LIBOR	2.750%	9/27/24	B2	4,378,559
4,997	Total Life Sciences Tools & Services						4,800,122
	Machinery – 1.2% (0.7% of Total Investments)
1,000	BJ's Wholesale Club, Inc., Term Loan B	4.671%	1-Month LIBOR	2.750%	2/03/24	BB-	1,002,668
2,349	Gardner Denver, Inc., Term Loan B	4.536%	1-Month LIBOR	2.750%	7/30/24	BB+	2,356,615
1,448	Gates Global LLC, Term Loan B	4.536%	1-Month LIBOR	2.750%	4/01/24	B+	1,421,641
2,643	TNT Crane and Rigging Inc., Initial Term Loan, First Lien, (DD1)	6.604%	3-Month LIBOR	4.500%	11/27/20	CCC+	2,181,565
850	TNT Crane and Rigging, Inc., Term Loan, Second Lien	11.104%	3-Month LIBOR	9.000%	11/27/21	CCC-	518,500
8,290	Total Machinery						7,480,989
	Marine – 0.5% (0.3% of Total Investments)
778	American Commercial Lines LLC, Term Loan B, First Lien	10.677%	3-Month LIBOR	8.750%	11/12/20	CCC+	407,819

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Marine (continued)
$3,120	Harvey Gulf International Marine, Inc., Exit Term Loan	8.034%	6-Month LIBOR	6.000%	7/02/23	B	$2,479,949
3,898	Total Marine						2,887,768
	Media – 14.3% (8.7% of Total Investments)
495	Advantage Sales & Marketing, Inc., Term Loan B2, First Lien, (DD1)	5.036%	1-Month LIBOR	3.250%	7/25/21	B2	460,508
1,619	Advantage Sales & Marketing, Inc., Term Loan, First Lien, (DD1)	5.036%	1-Month LIBOR	3.250%	7/25/21	B2	1,515,578
658	Affinion Group Holdings, Inc., Consenting Term Loan, (cash 4.054%, PIK 1.750%)	5.804%	1-Month LIBOR	4.000%	4/10/24	N/R	562,343
746	Catalina Marketing Corporation, First Out Loan	9.346%	1-Month LIBOR	7.500%	2/15/23	N/R	618,693
969	Catalina Marketing Corporation, Last Out PIK Term Loan, (cash 2.846%, PIK 9.500%)	2.846%	1-Month LIBOR	1.000%	8/15/23	N/R	427,522
570	CBS Radio, Inc., Term Loan B	4.554%	1-Month LIBOR	2.750%	11/18/24	BB	571,613
6,112	Cequel Communications LLC, Term Loan B	4.171%	1-Month LIBOR	2.250%	1/15/26	BB	6,080,372
5,432	Charter Communications Operating Holdings LLC, Term Loan B2	3.580%	1-Month LIBOR	1.750%	2/01/27	BBB-	5,458,926
2,457	Cineworld Group PLC, Term Loan B	4.036%	1-Month LIBOR	2.250%	2/28/25	BB-	2,427,397
11,251	Clear Channel Communications, Inc., Exit Term Loan	6.032%	1-Month LIBOR	4.000%	5/01/26	BB-	11,303,343
11,771	Clear Channel Outdoor Holdings, Inc., Term Loan B	5.286%	1-Month LIBOR	3.500%	8/21/26	B+	11,808,090
997	CSC Holdings LLC, Refinancing Term Loan	4.171%	1-Month LIBOR	2.250%	7/17/25	BB	994,186
3,469	CSC Holdings, LLC, Term Loan B5	4.327%	2-Month LIBOR	2.500%	4/15/27	BB	3,471,806
2,277	Cumulus Media, Inc., Term Loan B	5.536%	1-Month LIBOR	3.750%	3/31/26	B	2,290,848
995	EW Scripps, Term Loan B	4.536%	1-Month LIBOR	2.750%	5/01/26	BB+	996,741
830	Gray Television, Inc., Term Loan B2	4.261%	1-Month LIBOR	2.250%	2/07/24	BB+	832,659
992	Gray Television, Inc., Term Loan C	4.511%	1-Month LIBOR	2.500%	1/02/26	BB+	996,455
2,736	IMG Worldwide, Inc., Term Loan B	4.540%	1-Month LIBOR	2.750%	5/16/25	B	2,649,532
4,033	Intelsat Jackson Holdings, S.A., Term Loan B	5.682%	6-Month LIBOR	3.750%	11/27/23	B1	4,033,143
1,608	LCPR Loan Financing LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB-	1,621,908
4,826	McGraw-Hill Education Holdings LLC, Term Loan B	5.786%	1-Month LIBOR	4.000%	5/04/22	BB+	4,430,521
2,315	Meredith Corporation, Term Loan B1	4.536%	1-Month LIBOR	2.750%	1/31/25	Ba2	2,325,438
1,980	Metro-Goldwyn-Mayer, Inc., Term Loan, First Lien	4.290%	1-Month LIBOR	2.500%	7/03/25	BB	1,952,775
1,250	Metro-Goldwyn-Mayer, Inc., Term Loan, Second Lien	6.290%	1-Month LIBOR	4.500%	7/06/26	B2	1,200,000

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Media (continued)
$1,500	Nexstar Broadcasting, Inc., Term Loan B	4.554%	1-Month LIBOR	2.750%	9/19/26	BB	$1,507,395
634	Nexstar Broadcasting, Inc., Term Loan B3	4.282%	1-Month LIBOR	2.250%	1/17/24	BB	635,731
3,190	Nexstar Broadcasting, Inc., Term Loan B3	4.050%	1-Month LIBOR	2.250%	1/17/24	BB	3,199,366
528	Red Ventures, Term Loan B	4.800%	1-Month LIBOR	3.000%	11/08/24	BB	527,300
4,998	Sinclair Television Group, Term Loan B2	4.040%	1-Month LIBOR	2.250%	1/03/24	BB+	4,999,834
1,250	Sinclair Television Group, Term Loan B2	4.430%	1-Month LIBOR	2.500%	9/30/26	BB+	1,253,513
1,275	Springer SBM Two GmbH, Term Loan B16	5.286%	1-Month LIBOR	3.500%	8/24/24	B2	1,267,298
4,937	WideOpenWest Finance LLC, Term Loan B	5.054%	1-Month LIBOR	3.250%	8/19/23	B	4,752,861
88,700	Total Media						87,173,695
	Multiline Retail – 1.2% (0.7% of Total Investments)
1,335	99 Cents Only Stores, Term Loan B2, Second Lien, (cash 7.035%, PIK 1.500%)	8.535%	6-Month LIBOR	6.500%	1/13/22	CCC+	1,101,317
1,778	99 Cents Only Stores, Term Loan B2, Second Lien, (cash 7.104%, PIK 1.500%)	8.604%	3-Month LIBOR	6.500%	1/13/22	CCC+	1,466,773
3,166	Belk, Inc., Term Loan B, First Lien	6.803%	6-Month LIBOR	4.750%	12/10/22	B2	2,659,958
1,970	EG America LLC, Term Loan, First Lien	6.104%	3-Month LIBOR	4.000%	2/05/25	B	1,906,479
8,249	Total Multiline Retail						7,134,527
	Multi-Utilities – 0.6% (0.4% of Total Investments)
3,794	Pacific Gas & Electric, Revolving Loan, (WI/DD), (5)	TBD	TBD	TBD	TBD	N/R	3,559,839
	Oil, Gas & Consumable Fuels – 3.2% (1.9% of Total Investments)
1,436	BCP Renaissance Parent, Term Loan B	5.363%	2-Month LIBOR	3.500%	11/01/24	BB-	1,305,898
3,100	Buckeye Partners, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	BBB-	3,118,058
1,397	California Resources Corporation, Term Loan	12.175%	1-Month LIBOR	10.375%	12/31/21	B	955,239
5,890	California Resources Corporation, Term Loan B	6.550%	1-Month LIBOR	4.750%	12/31/22	B	5,097,795
5,183	Fieldwood Energy LLC, Exit Term Loan	7.177%	3-Month LIBOR	5.250%	4/11/22	BB-	4,193,200
3,651	Fieldwood Energy LLC, Exit Term Loan, Second Lien, (DD1)	9.177%	3-Month LIBOR	7.250%	4/11/23	B+	1,916,645
2,248	Gulf Finance, LLC, Term Loan B, (DD1)	7.360%	3-Month LIBOR	5.250%	8/25/23	B	1,662,448
1,318	Peabody Energy Corporation, Term Loan B	4.536%	1-Month LIBOR	2.750%	3/31/25	BB	1,060,885
24,223	Total Oil, Gas & Consumable Fuels						19,310,168
	Personal Products – 2.1% (1.3% of Total Investments)
7,128	Coty, Inc., Term Loan A	3.478%	1-Month LIBOR	1.500%	4/05/23	BB-	6,932,074
265	Coty, Inc., Term Loan B	4.228%	1-Month LIBOR	2.250%	4/05/25	BB-	256,488
1,750	Edgewell Personal Care Company, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB	1,753,290

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Personal Products (continued)
$5,067	Revlon Consumer Products Corporation, Term Loan B, First Lien, (DD1)	5.624%	3-Month LIBOR	3.500%	9/07/23	B3	$3,997,555
14,210	Total Personal Products						12,939,407
	Pharmaceuticals – 3.3% (2.0% of Total Investments)
1,300	Alphabet Holding Company, Inc., Initial Term Loan, First Lien	5.286%	1-Month LIBOR	3.500%	9/28/24	B-	1,190,677
2,000	Amneal Pharmaceuticals LLC, Initial Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B	1,534,000
5,450	Concordia Healthcare Corp, Exit Term Loan	7.251%	1-Week LIBOR	5.500%	9/06/24	B-	5,138,409
286	Mallinckrodt International Finance S.A., Term Loan B, First Lien	4.854%	3-Month LIBOR	2.750%	9/24/24	B2	225,502
998	Mallinckrodt International Finance S.A., Term Loan, First Lien	5.175%	3-Month LIBOR	3.000%	2/24/25	B2	783,018
3,033	Valeant Pharmaceuticals International, Inc., Term Loan B	4.671%	1-Month LIBOR	2.750%	11/27/25	Ba2	3,040,427
8,482	Valeant Pharmaceuticals International, Inc., Term Loan, First Lien	4.921%	1-Month LIBOR	3.000%	6/02/25	Ba2	8,521,482
21,549	Total Pharmaceuticals						20,433,515
	Professional Services – 2.0% (1.2% of Total Investments)
2,234	Ceridian HCM Holding, Inc., Term Loan B	4.800%	1-Month LIBOR	3.000%	4/30/25	B	2,241,309
4,863	Nielsen Finance LLC, Term Loan B4	3.940%	1-Month LIBOR	2.000%	10/04/23	BBB-	4,853,038
1,197	On Assignment, Inc., Term Loan B	3.786%	1-Month LIBOR	2.000%	4/02/25	BB	1,201,264
4,981	Skillsoft Corporation, Initial Term Loan, First Lien	6.946%	6-Month LIBOR	4.750%	4/28/21	Caa2	4,001,478
13,275	Total Professional Services						12,297,089
	Real Estate Management & Development – 1.3% (0.8% of Total Investments)
4,730	GGP, Initial Term Loan A2	4.036%	1-Month LIBOR	2.250%	8/24/23	BB+	4,667,654
1,444	Realogy Group LLC, Term Loan A	4.072%	1-Month LIBOR	2.250%	2/08/23	BB+	1,389,610
1,829	Realogy Group LLC, Term Loan B	4.072%	1-Month LIBOR	2.250%	2/08/25	BB+	1,739,329
8,003	Total Real Estate Management & Development						7,796,593
	Road & Rail – 1.8% (1.1% of Total Investments)
6,272	Avolon LLC, Term Loan B3	3.596%	1-Month LIBOR	1.750%	1/15/25	Baa2	6,305,440
1,477	Ceva Group PLC, Term Loan B	7.104%	3-Month LIBOR	5.000%	8/03/25	B+	1,288,086
1,925	Quality Distribution, Incremental Term Loan, First Lien	7.604%	3-Month LIBOR	5.500%	8/18/22	B-	1,915,375
1,668	Savage Enterprises LLC, Term Loan B	5.930%	1-Month LIBOR	4.000%	8/01/25	B+	1,682,837
11,342	Total Road & Rail						11,191,738
	Semiconductors & Semiconductor Equipment – 0.8% (0.5% of Total Investments)
898	Cabot Microelectronics, Term Loan B	4.063%	1-Month LIBOR	2.250%	11/15/25	BB+	903,663
799	Lumileds, Term Loan B	5.604%	3-Month LIBOR	3.500%	6/30/24	CCC+	418,482

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Semiconductors & Semiconductor Equipment (continued)
$1,725	Microchip Technology, Inc., Term Loan B	3.790%	1-Month LIBOR	2.000%	5/29/25	Baa3	$1,732,220
2,021	ON Semiconductor Corporation, New Replacement Term Loan B4	3.786%	1-Month LIBOR	2.000%	9/19/26	BB	2,032,667
5,443	Total Semiconductors & Semiconductor Equipment						5,087,032
	Software – 13.8% (8.4% of Total Investments)
1,450	Autodata Solutions, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	BB-	1,428,482
1,610	Blackboard, Inc., Term Loan B4	6.878%	1-Month LIBOR	5.000%	6/18/21	B-	1,607,089
2,119	Compuware Corporation, Term Loan, First Lien	5.786%	1-Month LIBOR	4.000%	8/23/25	B	2,130,002
2,563	DiscoverOrg LLC, Term Loan B	6.286%	1-Month LIBOR	4.500%	2/01/26	B	2,531,145
3,487	Ellucian, Term Loan B, First Lien	5.354%	3-Month LIBOR	3.250%	9/30/22	B	3,488,718
4,731	Epicor Software Corporation,Term Loan B	5.040%	1-Month LIBOR	3.250%	6/01/22	N/R	4,722,291
4,367	Greeneden U.S. Holdings II LLC, Term Loan B	5.036%	1-Month LIBOR	3.250%	12/01/23	B2	4,275,768
898	Greenway Health, Term Loan, First Lien	5.850%	3-Month LIBOR	3.750%	2/16/24	B	785,491
12,004	Infor (US), Inc., Term Loan B	4.854%	3-Month LIBOR	2.750%	2/01/22	Ba3	12,029,863
3,619	Informatica, Term Loan B	5.036%	1-Month LIBOR	3.250%	8/06/22	B1	3,631,810
1,459	Kronos Incorporated, Term Loan B	5.253%	3-Month LIBOR	3.000%	11/01/23	B	1,458,474
875	McAfee Holdings International, Inc., Term Loan, Second Lien	10.305%	1-Month LIBOR	8.500%	9/28/25	B-	882,656
5,807	McAfee LLC, Term Loan B	5.555%	1-Month LIBOR	3.750%	9/29/24	B	5,813,903
1,110	Micro Focus International PLC, New Term Loan	4.300%	1-Month LIBOR	2.500%	6/21/24	BB+	1,080,407
7,495	Micro Focus International PLC, Term Loan B	4.300%	1-Month LIBOR	2.500%	6/21/24	BB+	7,296,252
7,117	Micro Focus International PLC, Term Loan B2	4.050%	1-Month LIBOR	2.250%	11/30/21	BB+	7,082,605
5,296	Misys, New Term Loan, First Lien	5.696%	6-Month LIBOR	3.500%	6/13/24	BB-	5,074,641
2,018	Misys, New Term Loan, Second Lien	9.446%	6-Month LIBOR	7.250%	6/13/25	CCC+	1,895,307
503	Mitchell International, Inc., Initial Term Loan, First Lien	5.036%	1-Month LIBOR	3.250%	11/29/24	B2	474,084
667	Mitchell International, Inc., Initial Term Loan, Second Lien	9.036%	1-Month LIBOR	7.250%	11/30/25	CCC	615,000
1,700	Perforce Software Inc., Term Loan, First Lien	6.286%	1-Month LIBOR	4.500%	7/08/26	B2	1,678,750
1,945	RP Crown Parent LLC, Term Loan B	4.536%	1-Month LIBOR	2.750%	10/12/23	B1	1,945,729
4,135	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B3	4.036%	1-Month LIBOR	2.250%	4/16/25	BB+	4,151,490
2,700	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B4	4.036%	1-Month LIBOR	2.250%	4/16/25	BB+	2,710,002
4,584	TIBCO Software, Inc., Term Loan B	6.000%	1-Month LIBOR	4.000%	7/03/26	BB-	4,568,734

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Software (continued)
$1,000	Ultimate Software, Term Loan, First Lien	5.536%	1-Month LIBOR	3.750%	5/03/26	B	$1,003,195
85,259	Total Software						84,361,888
	Specialty Retail – 2.1% (1.3% of Total Investments)
2,306	Academy, Ltd., Term Loan B	6.032%	1-Month LIBOR	4.000%	7/01/22	CCC+	1,568,795
2,044	Petco Animal Supplies, Inc., Term Loan B1	5.177%	3-Month LIBOR	3.250%	1/26/23	B2	1,533,248
2,959	Petsmart Inc., Term Loan B	4.930%	1-Month LIBOR	3.000%	3/11/22	B	2,850,660
6,621	Petsmart Inc., Term Loan B, First Lien	5.930%	1-Month LIBOR	4.000%	3/11/22	B	6,470,951
1,534	Serta Simmons Holdings LLC, Term Loan, Second Lien	9.846%	1-Month LIBOR	8.000%	11/08/24	CCC-	429,249
15,464	Total Specialty Retail						12,852,903
	Technology Hardware, Storage & Peripherals – 5.5% (3.4% of Total Investments)
7,490	BMC Software, Inc., Term Loan B	6.036%	1-Month LIBOR	4.250%	10/02/25	B2	6,962,802
18,759	Dell International LLC, Refinancing Term Loan B1	3.790%	1-Month LIBOR	2.000%	9/19/25	BBB-	18,854,374
2,064	Diebold, Inc., Term Loan A1	11.063%	1-Month LIBOR	9.250%	8/30/22	B-	2,110,642
427	NCR Corporation, Delayed Draw, Term Loan	4.440%	1-Month LIBOR	2.500%	8/28/26	BBB-	427,287
373	NCR Corporation, Term Loan B	4.550%	1-Week LIBOR	2.500%	8/28/26	BBB-	373,877
5,034	Western Digital, Term Loan B	3.747%	1-Month LIBOR	1.750%	4/29/23	BBB-	5,026,671
34,147	Total Technology Hardware, Storage & Peripherals						33,755,653
	Trading Companies & Distributors – 0.5% (0.3% of Total Investments)
172	HD Supply Waterworks, Ltd., Term Loan B	4.761%	1-Month LIBOR	2.750%	8/01/24	B+	168,350
110	HD Supply Waterworks, Ltd., Term Loan B	4.882%	3-Month LIBOR	2.750%	8/01/24	B+	107,666
2,467	Univar, Inc., Term Loan B	4.036%	1-Month LIBOR	2.250%	7/01/24	BB+	2,477,965
2,749	Total Trading Companies & Distributors						2,753,981
	Transportation Infrastructure – 0.4% (0.2% of Total Investments)
992	Atlantic Aviation FBO Inc., Term Loan	5.540%	1-Month LIBOR	3.750%	12/06/25	BB	998,703
524	Standard Aero, Canadien Term Loan	6.104%	3-Month LIBOR	4.000%	4/04/26	BB	526,322
976	Standard Aero, USD Term Loan B	6.104%	3-Month LIBOR	4.000%	4/08/26	BB	978,958
2,492	Total Transportation Infrastructure						2,503,983
	Wireless Telecommunication Services – 3.1% (1.9% of Total Investments)
3,601	Asurion LLC, Term Loan B4	4.786%	1-Month LIBOR	3.000%	8/04/22	Ba3	3,607,060
4,221	Sprint Corporation, Incremental Term Loan	4.813%	1-Month LIBOR	3.000%	2/03/24	BB+	4,202,766
11,213	Sprint Corporation, Term Loan, First Lien	4.313%	1-Month LIBOR	2.500%	2/03/24	BB+	11,105,084
19,035	Total Wireless Telecommunication Services						18,914,910
$908,624	Total Variable Rate Senior Loan Interests (cost $895,372,147)						871,630,701

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CORPORATE BONDS – 12.0% (7.3% of Total Investments)
	Communications Equipment – 2.5% (1.5% of Total Investments)
$210	Avaya Inc, 144A, (5), (7)	7.000%	4/01/19	N/R	$ —
5,150	Avaya Inc, 144A, (5), (7)	10.500%	3/01/21	N/R	—
8,702	Intelsat Jackson Holdings SA	5.500%	8/01/23	CCC+	8,136,370
7,080	Intelsat Jackson Holdings SA, 144A	9.750%	7/15/25	CCC+	7,352,155
21,142	Total Communications Equipment				15,488,525
	Consumer Finance – 0.1% (0.1% of Total Investments)
580	Verscend Escrow Corp, 144A	9.750%	8/15/26	CCC+	616,975
	Containers & Packaging – 0.9% (0.6% of Total Investments)
5,717	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu	5.750%	10/15/20	B+	5,737,462
	Diversified Telecommunication Services – 0.9% (0.6% of Total Investments)
1,185	Consolidated Communications Inc	6.500%	10/01/22	CCC+	1,069,462
3,350	CSC Holdings LLC, 144A	10.875%	10/15/25	B	3,780,341
1,300	Frontier Communications Corp	11.000%	9/15/25	CCC	611,000
5,835	Total Diversified Telecommunication Services				5,460,803
	Electric Utilities – 0.8% (0.5% of Total Investments)
2,700	Pacific Gas & Electric Co, (5)	2.450%	8/15/22	D	2,504,250
2,810	Pacific Gas & Electric Co, (5)	6.050%	3/01/34	D	2,817,025
5,510	Total Electric Utilities				5,321,275
	Entertainment – 0.7% (0.4% of Total Investments)
4,575	AMC Entertainment Holdings Inc	6.125%	5/15/27	B3	4,137,516
	Health Care Equipment & Supplies – 0.1% (0.1% of Total Investments)
1,250	Mallinckrodt PLC, 144A	5.625%	10/15/23	CCC	450,000
	Health Care Providers & Services – 0.4% (0.2% of Total Investments)
910	Tenet Healthcare Corp	8.125%	4/01/22	B-	985,075
1,365	Tenet Healthcare Corp, 144A	6.250%	2/01/27	Ba3	1,441,781
2,275	Total Health Care Providers & Services				2,426,856
	Hotels, Restaurants & Leisure – 0.4% (0.2% of Total Investments)
2,210	Scientific Games International Inc	10.000%	12/01/22	B-	2,273,538
	IT Services – 0.3% (0.2% of Total Investments)
1,900	Genesys Telecommunications Laboratories Inc/Greeneden Lux 3 Sarl/Greeneden US Ho, 144A	10.000%	11/30/24	CCC+	2,052,000
	Media – 3.2% (1.9% of Total Investments)
1,000	CCO Holdings LLC / CCO Holdings Capital Corp	5.750%	9/01/23	BB+	1,020,000
200	Charter Communications Operating LLC / Charter Communications Operating Capital	3.579%	7/23/20	BBB-	201,662

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Media (continued)
$1,063	Clear Channel Worldwide Holdings Inc, 144A	9.250%	2/15/24	B-	$1,169,300
645	DISH DBS Corp	5.125%	5/01/20	B1	651,450
2,000	DISH DBS Corp	5.875%	7/15/22	B1	2,091,620
4,812	iHeartCommunications Inc, (5), (7)	9.000%	12/15/19	N/R	—
1,762	iHeartCommunications Inc, 144A, (5), (7)	11.250%	3/01/21	N/R	—
8,250	iHeartCommunications Inc, (5), (7)	9.000%	3/01/21	N/R	—
16,459	iHeartCommunications Inc, (5), (7)	14.000%	8/01/21	N/R	—
8,487	iHeartCommunications Inc	8.375%	5/01/27	B-	9,101,689
5,000	iHeartCommunications Inc, 144A	5.250%	8/15/27	BB-	5,158,500
49,678	Total Media				19,394,221
	Oil, Gas & Consumable Fuels – 0.6% (0.4% of Total Investments)
1,250	MEG Energy Corp, 144A	7.000%	3/31/24	BB-	1,174,125
1,600	Oasis Petroleum Inc, 144A	6.250%	5/01/26	B+	1,088,800
2,000	Whiting Petroleum Corp	6.625%	1/15/26	BB-	1,240,000
4,850	Total Oil, Gas & Consumable Fuels				3,502,925
	Pharmaceuticals – 0.2% (0.1% of Total Investments)
1,165	Advanz Pharma Corp	8.000%	9/06/24	B-	1,109,663
	Semiconductors & Semiconductor Equipment – 0.4% (0.2% of Total Investments)
1,564	Advanced Micro Devices Inc	7.500%	8/15/22	BB-	1,763,441
507	Advanced Micro Devices Inc	7.000%	7/01/24	BB-	532,350
2,071	Total Semiconductors & Semiconductor Equipment				2,295,791
	Wireless Telecommunication Services – 0.5% (0.3% of Total Investments)
2,440	Intelsat Connect Finance SA, 144A	9.500%	2/15/23	CCC-	2,263,344
630	Level 3 Financing Inc	5.375%	8/15/22	BB	632,362
3,070	Total Wireless Telecommunication Services				2,895,706
$111,828	Total Corporate Bonds (cost $73,020,385)				73,163,256

Shares	Description (1)	Value
	COMMON STOCKS – 2.4% (1.5% of Total Investments)
	Diversified Consumer Services – 0.0% (0.0% of Total Investments)
18,448	Cengage Learning Holdings II Inc, (8)	$221,376
	Energy Equipment & Services – 0.2% (0.1% of Total Investments)
83,230	Transocean Ltd	395,343
2,712	Vantage Drilling International, (8)	501,720
	Total Energy Equipment & Services	897,063
	Health Care Providers & Services – 0.0% (0.0% of Total Investments)
74,059	Millennium Health LLC, (8)	444
68,990	Millennium Health LLC, (7), (8)	76,170

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments October 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Health Care Providers & Services (continued)
64,762	Millennium Health LLC, (7), (8)	$65,023
	Total Health Care Providers & Services	141,637
	Internet & Direct Marketing Retail – 0.0% (0.0% of Total Investments)
17,539	Catalina Marketing Corp, (8)	52,617
	Marine – 0.0% (0.0% of Total Investments)
7,338	HGIM Corp, (8)	80,718
	Media – 1.8% (1.1% of Total Investments)
813,624	Clear Channel Outdoor Holdings Inc, (8)	1,895,744
105,851	Cumulus Media Inc	1,449,100
1,973,746	Hibu plc, (8)	248,692
394,504	iHeartMedia Inc, (8)	5,657,187
26,045	Metro-Goldwyn-Mayer Inc	1,751,526
45,942	Tribune Co, (7)	10,126
	Total Media	11,012,375
	Pharmaceuticals – 0.1% (0.1% of Total Investments)
34,032	Advanz Pharma Corp, (8)	352,231
	Software – 0.3% (0.2% of Total Investments)
174,570	Avaya Holdings Corp, (8)	2,110,551
	Specialty Retail – 0.0% (0.0% of Total Investments)
10,908	Gymboree Holding Corp	5,454
29,698	Gymboree Holding Corp	14,849
	Total Specialty Retail	20,303
	Total Common Stocks (cost $33,072,954)	14,888,871

Shares	Description (1), (9)	Value
	INVESTMENT COMPANIES – 1.7% (1.0% of Total Investments)
353,668	Eaton Vance Floating-Rate Income Trust	$4,668,418
968,586	Eaton Vance Senior Income Trust	5,995,547
	Total Investment Companies (cost $11,981,509)	10,663,965

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	ASSET-BACKED SECURITIES – 0.9% ( 0.6% of Total Investments)
$1,200	Bristol Park CLO LTD, Series 2016-1A, 144A, (3-Month LIBOR reference rate + 7.25% spread ), (10)	9.251%	4/15/29	Ba3	$1,119,326
500	Carlyle Global Market Strategies Collateralized Loan Obligations, Series 2013-2A, 144A, (3-Month LIBOR reference rate + 5.25% spread), (10)	7.253%	1/18/29	BB-	423,911
1,200	Dryden 50 Senior Loan Fund, Series 2017-50A, 144A, (3-Month LIBOR reference rate + 6.26% spread), (10)	8.261%	7/15/30	Ba3	1,074,865

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
$1,250	Gilbert Park CLO LTD, Series 2017-1A, 144A, (3-Month LIBOR reference rate + 6.40% spread), (10)	8.401%	10/15/30	Ba3	$1,155,992
1,500	Madison Park Funding Limited, Collateralized Loan Obligations, Series 2012-10A, 144A, (3-Month LIBOR reference rate + 6.40% spread), (10)	8.366%	1/20/29	BB-	1,403,634
600	Neuberger Berman Loan Advisers CLO 28 Limited, Series 2018-28A, 144A, (3-Month LIBOR reference rate + 5.60% spread), (10)	7.566%	4/20/30	BB-	522,257
$6,250	Total Asset-Backed Securities (cost $6,209,094)				5,699,985

Shares	Description (1)	Value
	WARRANTS – 0.1% (0.0% of Total Investments)
	Communications Equipment – 0.0% (0.0% of Total Investments)
21,002	Avaya Holdings Corp	$15,752
	Marine – 0.1% (0.0% of Total Investments)
32,786	HGIM, (8)	327,860
	Total Warrants (cost $3,226,750)	343,612

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.1% (0.0% of Total Investments)
	Oil, Gas & Consumable Fuels – 0.1% (0.0% of Total Investments)
2,637	Fieldwood Energy LLC, (8)	$56,255
13,053	Fieldwood Energy LLC, (8)	278,460
	Total Common Stock Rights (cost $372,582)	334,715
	Total Long-Term Investments (cost $1,023,255,421)	976,725,105

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 4.5% (2.8% of Total Investments)
	INVESTMENT COMPANIES – 4.5% (2.8% of Total Investments)
27,734,628	BlackRock Liquidity Funds T-Fund, (9)	1.584% (11)	$27,734,628
	Total Short-Term Investments (cost $27,734,628)		27,734,628
	Total Investments (cost $1,050,990,049) – 164.4%		1,004,459,733
	Borrowings – (43.3)% (12), (13)		(264,500,000)
	Term Preferred Shares, net of deferred offering costs – (18.7)% (14)		(114,121,056)
	Other Assets Less Liabilities – (2.4)% (15)		(14,836,767)
	Net Assets Applicable to Common Shares – 100%		$611,001,910

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments October 31, 2019
(Unaudited)
Investments in Derivatives
Interest Rate Swaps - OTC Uncleared
Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$35,000,000	Pay	1-Month LIBOR	5.750%	Monthly	6/01/24(16)	$26,827	$26,827
Morgan Stanley Capital Services LLC	55,000,000	Pay	1-Month LIBOR	4.000%	Monthly	1/01/27(17)	736,188	736,188
Total	$90,000,000						$763,015	$763,015
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$ —	$871,630,701	$ —	$871,630,701
Corporate Bonds	—	73,163,256	—*	73,163,256
Common Stocks	11,860,156	2,877,396	151,319	14,888,871
Investment Companies	10,663,965	—	—	10,663,965
Asset-Backed Securities	—	5,699,985	—	5,699,985
Warrants	—	343,612	—	343,612
Common Stock Rights	—	334,715	—	334,715
Short-Term Investments:
Investment Companies	27,734,628	—	—	27,734,628
Investments in Derivatives:
Interest Rate Swaps**	—	763,015	—	763,015
Total	$50,258,749	$954,812,680	$151,319	$1,005,222,748

*	Value equals zero as of the end of the reporting period.
**	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(3)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(9)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(10)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(11)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
(12)	Borrowings as a percentage of Total Investments is 26.3%.
(13)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(14)	Term Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 11.4%.
(15)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(16)	This interest rate swap has an optional early termination date beginning on June 1, 2020 and monthly thereafter through the termination date as specified in the swap contract.
(17)	This interest rate swap has an optional early termination date beginning on January 1, 2021 and monthly thereafter through the termination date as specified in the swap contract.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
LIBOR	London Inter-Bank Offered Rate
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
WI/DD	Purchased on a when-issued or delayed delivery basis.